UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	04/30/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.4%
U. S. Government Securities - 99.4%
U.S. Treasury Inflation Protected
Securities,
Bonds	2.00	1/15/26	6,516,192	[a]	7,140,734
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	10,391,607	[a]	10,305,940
U.S. Treasury Inflation Protected
Securities,
Notes	1.25	7/15/20	10,975,907	[a]	11,205,446
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/21	6,880,185	[a]	6,785,247
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	3,363,446	[a]	3,382,930
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/22	8,783,021	[a]	8,636,948
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/22	2,753,699	[a]	2,697,122
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/22	1,044,690	[a]	1,027,579
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/23	5,101,541	[a]	4,983,095
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/23	8,103,508	[a,b]	8,018,951
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/24	12,547,450	[a,b]	12,514,505
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/24	18,306,112	[a,b]	17,738,820
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/25	3,558,822	[a]	3,483,656
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	3,855,646	[a]	3,822,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.4% (continued)
U. S. Government Securities - 99.4% (continued)
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/26	986,670	[a]	941,433
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	11,305,792	[a]	10,943,077
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/27	4,737,487	[a]	4,589,226
U.S. Treasury Inflation Protected
Securities,
Notes	0.50	1/15/28	4,749,368	[a]	4,628,303
Total Bonds and Notes
(cost $124,832,939)					122,845,748
	Coupon
Description	Rate (%)		Shares		Value ($)
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $966,495)	1.71		966,495	[c]	966,495
Total Investments (cost $125,799,434)			100.2%		123,812,243
Liabilities, Less Cash and Receivables			(0.2%)		(277,718)
Net Assets			100.0%		123,534,525

[a]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[b]

Security, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $25,690,440 and the value of the collateral held by the fund was $26,202,954, consisting of U.S. Government & Agency securities.

[c]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
April 30, 2018 (Unaudited)

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Company	966,495	-	-	966,495
U.S. Treasury	-	122,845,748	- 122,845,748

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At April 30, 2018, accumulated net unrealized depreciation on investments was $1,987,191, consisting of $0 gross unrealized appreciation and $1,987,191 gross unrealized depreciation.

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1%
Asset-Backed Certificates - 1.6%
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/22	1,600,000	[b]	1,581,993
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	2.85	1/17/35	2,874,499	[b,c]	2,887,862
Tricon American Homes Trust,
Ser. 2017-SFR2, Cl. A	2.93	1/17/36	1,685,000	[b]	1,627,156
Verizon Owner Trust,
Ser. 2017-3A, Cl. A1A	2.06	4/20/22	2,485,000	[b]	2,445,927
					8,542,938
Asset-Backed Ctfs./Auto Receivables - 2.8%
Ally Auto Receivables Trust,
Ser. 2017-4, Cl. A4	1.96	7/15/22	3,005,000		2,938,106
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/23	1,270,000		1,240,991
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/23	1,305,000	[b]	1,291,136
Nissan Auto Receivables Owner Trust,
Ser. 2017-B, Cl. A4	1.95	10/16/23	2,395,000		2,332,713
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/21	550,000	[b]	541,095
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/24	710,000	[b]	700,404
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4	3.50	5/12/25	2,730,000	[b]	2,735,774
Toyota Auto Receivables Owner Trust,
Ser. 2017-C, Cl. A4	1.98	12/15/22	3,365,000		3,284,137
					15,064,356
Commercial Mortgage Pass-Through Ctfs. - 1.8%
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	2,570,000		2,528,404
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/50	4,375,000		4,368,570
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	[b]	833,176
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,765,315		1,770,377
					9,500,527
Consumer Discretionary - 2.1%
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	1,470,000		1,838,658

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1% (continued)
Consumer Discretionary - 2.1% (continued)
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		508,481
AMC Networks,
Gtd. Notes	4.75	8/1/25	440,000		416,944
Charter Communications Operating,
Sr. Scd. Notes	5.38	5/1/47	1,446,000		1,369,366
Cox Communications,
Sr. Unscd. Notes	4.60	8/15/47	1,060,000	[b]	998,257
Dollar Tree,
Sr. Unscd. Notes	4.00	5/15/25	750,000		743,423
Dollar Tree,
Sr. Unscd. Notes	4.20	5/15/28	540,000		531,656
Sky,
Gtd. Notes	3.75	9/16/24	3,030,000	[b]	3,031,272
Time Warner,
Gtd. Debs.	5.35	12/15/43	1,520,000		1,587,113
Vrio Finco 1,
Sr. Scd. Notes	6.25	4/4/23	200,000	[b]	202,000
					11,227,170
Consumer Staples - 2.1%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	1,800,000		1,860,124
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00	4/13/28	605,000		602,767
Kraft Heinz Foods,
Gtd. Notes	6.88	1/26/39	1,560,000		1,879,377
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	1,480,000		1,453,301
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	1,795,000	[b]	1,857,560
Post Holdings,
Gtd. Notes	5.50	3/1/25	1,920,000	[b]	1,891,200
Reynolds American,
Gtd. Notes	4.85	9/15/23	1,745,000		1,831,453
					11,375,782
Energy - 4.1%
Abu Dhabi Crude Oil Pipeline,
Sr. Scd. Bonds	4.60	11/2/47	1,465,000	[b]	1,382,450
Andeavor Logistics,
Gtd. Notes	3.50	12/1/22	595,000		585,793
Cenovus Energy,
Sr. Unscd. Notes	5.25	6/15/37	1,210,000		1,199,725
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	965,000		944,494
Concho Resources,
Gtd. Notes	4.88	10/1/47	455,000		462,991

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1% (continued)

Energy - 4.1% (continued)
Energy Transfer Partners,
Jr. Sub. Notes, Ser. A	6.25	12/15/49	1,705,000	[d]	1,627,721
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	2,735,000		2,471,072
EQT,
Sr. Unscd.Notes	3.00	10/1/22	170,000		164,457
EQT,
Sr. Unscd.Notes	3.90	10/1/27	1,230,000		1,172,422
Genesis Energy,
Gtd. Notes	6.75	8/1/22	1,370,000		1,397,400
Kazmunaygas National,
Sr. Unscd. Notes	5.38	4/24/30	520,000	[b]	520,908
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	2,290,000		2,856,655
MPLX,
Sr. Unscd. Notes	4.13	3/1/27	855,000		834,894
MPLX,
Sr. Unscd. Notes	5.20	3/1/47	905,000		926,253
Petrobras Global Finance,
Gtd. Notes	7.38	1/17/27	1,460,000		1,568,040
Western Gas Partners,
Sr. Unscd. Notes	4.50	3/1/28	475,000		469,202
Western Gas Partners,
Sr. Unscd. Notes	5.30	3/1/48	325,000		318,365
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	1,980,000		2,018,717
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,039,816
					21,961,375
Financials - 12.1%
ABN AMRO Bank,
Sub. Notes	4.75	7/28/25	635,000	[b]	644,256
ABN AMRO Bank,
Sub. Notes	4.80	4/18/26	800,000	[b]	814,194
AerCap Ireland Capital ,
Gtd. Notes	3.50	5/26/22	1,500,000		1,474,307
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	2,060,000		2,040,145
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	2,305,000		2,412,779
Bank of America,
Sr. Unscd. Notes	2.15	11/9/20	3,230,000		3,154,394
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	1,146,000		1,162,284
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	1,635,000		1,578,930

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1% (continued)
Financials - 12.1% (continued)
Bank of America,
Sr. Unscd. Notes	3.42	12/20/28	2,657,000	[b]	2,494,981
Bank of America,
Sr. Unscd. Notes	3.97	3/5/29	1,380,000		1,355,302
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	2,100,000		2,080,993
Citigroup,
Sr. Unscd. Notes	3.89	1/10/28	4,985,000		4,845,620
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	2,810,000		2,889,337
Citigroup,
Sub. Notes	4.75	5/18/46	830,000		809,673
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	2,300,000		2,181,016
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	3,550,000		3,703,886
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR
+ .83%	2.90	3/12/19	3,415,000	[c]	3,427,006
Goldman Sachs Group,
Sr. Unscd. Notes	3.69	6/5/28	700,000		668,009
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/29	705,000	[d]	673,248
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.10%	2.94	11/15/18	4,720,000	[c]	4,742,782
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.60%	3.58	11/29/23	1,125,000	[c]	1,173,593
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	2,360,000		2,332,916
KeyBank,
Sr. Unscd. Notes	2.50	11/22/21	1,210,000		1,183,121
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	3,300,000		3,281,863
Morgan Stanley,
Sr. Unscd. Notes	4.30	1/27/45	3,800,000		3,653,354
Principal Financial Group,
Gtd. Notes	4.30	11/15/46	1,600,000		1,568,420
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	1,650,000		1,757,250
Quicken Loans,
Gtd. Notes	5.75	5/1/25	2,125,000	[b]	2,093,125
Visa,
Sr. Unscd. Notes	3.15	12/14/25	1,945,000		1,896,731
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	1,625,000		1,582,265

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1% (continued)
Financials - 12.1% (continued)
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	1,520,000		1,502,423
						65,178,203
Foreign/Governmental - 14.7%
Argentine Government,
Sr. Unscd. Bonds	EUR	5.25	1/15/28	1,310,000		1,542,405
Argentine Government,
Unscd. Bonds	ARS	3.75	2/8/19	63,475,000	[e]	3,255,743
Buenos Aires Province,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	27.50	5/31/22	41,555,000	[c]	2,116,743
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	1,405,000		1,506,556
Greek Government,
Bonds	EUR	3.90	1/30/33	1,205,000		1,381,595
Ivory Coast Government,
Sr. Unscd. Bonds		6.13	6/15/33	525,000	[b]	497,989
Ivory Coast Government,
Sr. Unscd. Notes	EUR	5.25	3/22/30	1,145,000	[b]	1,403,753
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	818,000,000	[f]	7,904,192
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	2,230,600,000	[f]	21,671,655
Kenyan Government,
Sr. Unscd. Notes		7.25	2/28/28	575,000	[b]	594,857
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	36,665,000		1,766,608
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	70,385,000		3,908,890
Mexican Government,
Sr. Unscd. Notes		4.15	3/28/27	820,000	[d]	809,340
Mexican Government,
Sr. Unscd. Notes		4.75	3/8/44	1,350,000		1,272,375
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	490,000	[b]	494,508
Nigerian Government,
Sr. Unscd. Notes		7.14	2/23/30	300,000	[b]	307,643
Nigerian Government,
Treasury Bills, Ser. 182D	NGN	0.00	8/16/18	627,446,000	[g]	1,690,252
Nigerian Government,
Treasury Bills, Ser. 364D	NGN	0.00	9/13/18	325,836,000	[g]	870,471
Nigerian Government,
Treasury Bills, Ser. 364D	NGN	0.00	9/20/18	597,351,000	[g]	1,592,488
Qatari Government,
Notes		4.50	4/23/28	730,000	[b]	729,673
Romanian Government,
Sr. Unscd. Notes	EUR	2.50	2/8/30	1,055,000	[b]	1,254,906

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1% (continued)

Foreign/Governmental - 14.7% (continued)
Russian Government,
Bonds, Ser. 6221	RUB	7.70	3/23/33	77,300,000		1,259,681
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	1,115,000	[b]	1,337,976
Senegalese Government,
Unscd. Notes		6.25	5/23/33	450,000		435,074
Senegalese Government,
Unscd. Notes		6.25	5/23/33	200,000	[b]	193,366
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	4,190,000	[b]	5,719,938
Spanish Government,
Sr. Unscd. Bonds, Ser. 30Y	EUR	2.70	10/31/48	2,290,000	[b]	2,976,823
Sri Lankan Government,
Sr. Unscd. Notes		5.75	4/18/23	550,000	[b]	547,209
Turkish Government,
Bonds	TRY	11.00	2/24/27	11,005,000		2,535,802
Turkish Government,
Sr. Unscd. Notes		5.75	5/11/47	815,000		713,444
Ukrainian Government,
Sr. Unscd. Notes		7.38	9/25/32	1,180,000	[b]	1,091,866
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	1,420,000	[h]	966,030
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	53,230,000	[b]	1,794,132
Uruguayan Government,
Sr. Unscd. Notes		4.38	10/27/27	2,655,000		2,683,209
						78,827,192
Health Care - 3.6%
Abbott Laboratories,
Sr. Unscd. Notes		4.90	11/30/46	1,860,000		2,005,514
AbbVie,
Sr. Unscd. Notes		3.20	5/14/26	2,125,000		1,991,740
Aetna,
Sr. Unscd. Notes		2.80	6/15/23	2,640,000		2,519,890
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	910,000		870,635
CVS Health,
Sr. Unscd. Notes		4.30	3/25/28	1,620,000		1,599,856
Gilead Sciences,
Sr. Unscd. Notes		4.75	3/1/46	1,180,000		1,220,209
HCA,
Gtd. Notes		5.38	2/1/25	2,130,000		2,124,675
Medtronic,
Gtd. Notes		4.63	3/15/45	1,415,000		1,496,892
Mylan,
Gtd. Notes		3.15	6/15/21	1,060,000		1,041,118

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1% (continued)
Health Care - 3.6% (continued)
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.88	9/23/23	1,430,000		1,350,333
Teva Pharmaceutical Finance
Netherlands III,
Gtd. Notes	3.15	10/1/26	1,680,000		1,340,073
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	1,735,000		1,861,621
					19,422,556
Industrials - 2.5%
CSX,
Sr. Unscd. Notes	2.60	11/1/26	1,177,000		1,067,748
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	1,895,000	[b]	1,891,534
FedEx,
Gtd. Notes	4.40	1/15/47	1,940,000		1,888,300
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/31/49	5,605,000		5,555,956
Republic Services,
Sr. Unscd. Notes	3.38	11/15/27	560,000		529,762
United Rentals North America,
Gtd. Notes	5.75	11/15/24	1,980,000		2,056,725
Waste Management,
Gtd. Notes	4.60	3/1/21	540,000		559,880
					13,549,905
Information Technology - 1.9%
Alibaba Group Holding,
Sr. Unscd. Notes	3.40	12/6/27	990,000		928,767
Amazon. com,
Sr. Unscd. Notes	4.05	8/22/47	1,345,000	[b]	1,333,134
Broadcom,
Gtd. Notes	3.00	1/15/22	1,405,000		1,370,552
Corning,
Sr. Unscd. Notes	4.38	11/15/57	1,185,000		1,055,660
Dell International,
Sr. Scd. Notes	6.02	6/15/26	1,265,000	[b]	1,341,812
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	900,000		925,726
Oracle,
Sr. Unscd. Notes	2.65	7/15/26	975,000		902,947
Tencent Holdings,
Sr. Unscd. Notes	3.60	1/19/28	595,000		565,452
Zayo Group,
Gtd. Notes	5.75	1/15/27	1,725,000	[b]	1,716,375
					10,140,425
Materials - 1.3%
Anglo American Capital,
Gtd. Notes	4.50	3/15/28	985,000	[b]	966,172

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1% (continued)
Materials - 1.3% (continued)
Ardagh Packaging Finance,
Gtd. Notes	6.00	2/15/25	2,100,000	[b]	2,128,875
Chemours,
Gtd. Notes	5.38	5/15/27	440,000		436,700
Glencore Funding,
Gtd. Notes	4.63	4/29/24	1,170,000	[b]	1,182,976
Huntsman International,
Gtd. Notes	4.88	11/15/20	860,000		879,350
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,435,000		1,448,849
					7,042,922
Municipal Bonds - 2.1%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,296,112
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	4,640,000		4,738,925
New York City,
GO (Build America Bonds)	5.99	12/1/36	980,000		1,203,038
					11,238,075
Real Estate - 1.2%
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/27	425,000		412,925
Alexandria Real Estate Equities,
Gtd. Notes	4.50	7/30/29	1,560,000		1,563,082
Digital Realty Trust,
Gtd. Notes	3.70	8/15/27	1,240,000		1,179,111
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/25	2,040,000		1,988,909
Vereit Operating Partnership,
Gtd. Notes	3.95	8/15/27	1,455,000		1,350,986
					6,495,013
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	29,618		29,910
Prudential Home Mortgage Securities,
Ser. 1994-A, Cl. 5B	6.73	4/28/24	224	[b]	220
Residential Funding Mortgage Securities I
Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	11,505		11,495
					41,625
Telecommunications - 2.2%
AT&T,
Notes	4.90	8/15/37	2,165,000	[b]	2,126,528
AT&T,
Sr. Unscd. Notes	5.45	3/1/47	3,190,000		3,254,791

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1% (continued)
Telecommunications - 2.2% (continued)
GTH Finance,
Gtd. Notes	6.25	4/26/20	765,000		778,326
Rogers Communications,
Gtd. Notes	4.10	10/1/23	1,025,000		1,049,172
Sprint Spectrum,
Sr. Scd. Notes	4.74	9/20/29	1,360,000	[b]	1,377,000
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/47	1,010,000		1,054,493
Verizon Communications,
Notes	3.38	2/15/25	2,335,000		2,270,107
					11,910,417
U. S. Government Agencies Mortgage-Backed - 22.0%
Federal Home Loan Mortgage Corp.:
3.50%, 8/1/30-8/1/46			11,449,093	[i]	11,447,835
5.00%, 10/1/18-9/1/40			216,531	[i]	232,761
5.50%, 5/1/40			25,153	[i]	27,186
6.00%, 6/1/22			94,368	[i]	98,418
6.50%, 9/1/29-3/1/32			2,080	[i]	2,344
7.00%, 11/1/31			52,326	[i]	55,400
7.50%, 12/1/25-1/1/31			3,875	[i]	3,989
8.00%, 1/1/28			2,375	[i]	2,696
8.50%, 7/1/30			307	[i]	361
Multiclass Mortgage Participation
Ctfs., REMIC, Ser. 51, Cl. E, 10.00%,
7/15/20			7,172	[i]	7,374
Federal National Mortgage Association:
3.00%			1,675,000	[i,j]	1,614,412
2.97%, 10/1/47			7,819,720	[i]	7,736,209
3.00%, 10/1/30-4/1/43			17,483,917	[i]	17,292,016
3.50%, 1/1/31-1/1/48			51,231,869	[i]	51,013,086
5.00%, 5/1/18-11/1/20			88,745	[i]	90,464
5.50%, 2/1/33-7/1/40			2,256,154	[i]	2,461,081
6.00%, 1/1/19-12/1/22			73,038	[i]	78,485
6.50%, 6/1/29-10/1/32			15,368	[i]	17,126
7.00%, 2/1/29-6/1/32			14,546	[i]	15,478
7.50%, 11/1/27-3/1/31			2,481	[i]	2,589
8.00%, 12/1/25			3,149	[i]	3,325
Government National Mortgage Association I:
5.50%, 4/15/33			514,037		569,738
6.50%, 4/15/28-7/15/32			7,792		8,720
7.00%, 10/15/28-9/15/31			1,958		2,215
7.50%, 12/15/26-11/15/30			660		663
8.00%, 5/15/26-10/15/30			7,844		8,032
8.50%, 4/15/25			917		934
9.00%, 10/15/27			5,417		5,435

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 97.1% (continued)
U. S. Government Agencies Mortgage-Backed - 22.0%
(continued)
Government National Mortgage Association II:
3.00%, 11/20/45-11/20/47			13,076,501		12,764,452
4.00%, 10/20/47-1/20/48			12,463,102		12,768,022
6.50%, 2/20/31-7/20/31			34,865		39,361
7.00%, 11/20/29			108		122
					118,370,329
U. S. Government Securities - 17.3%
U.S. Treasury Bonds	4.50	2/15/36	11,340,000	[d]	13,698,587
U.S. Treasury Bonds	2.75	8/15/47	4,360,000		4,054,119
U.S. Treasury Bonds	2.75	11/15/47	5,450,000	[d]	5,066,371
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	11,540,746	[d,k]	11,442,240
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	10,192,733	[k]	9,865,728
U.S. Treasury Notes	2.38	4/15/21	5,790,000		5,749,967
U.S. Treasury Notes	2.63	2/28/23	3,595,000		3,569,020
U.S. Treasury Notes	2.50	3/31/23	40,060,000	[d]	39,524,822
					92,970,854
Utilities - 1.7%
Dominion Energy,
Sr. Unscd. Notes, Ser. D	2.85	8/15/26	2,365,000		2,159,836
Duke Energy,
Sr. Unscd. Notes	3.15	8/15/27	355,000		330,604
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,254,386
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		381,598
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	1,210,000		1,251,386
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	1,410,000		1,458,227
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		532,630
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		729,364
					9,098,031
Total Bonds and Notes
(cost $530,164,262)					521,957,695

Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount		Value ($)
Options Purchased - .0%
Call Options - .0%
New Zealand Dollar Cross Currency,
Contracts 1,070,000 Goldman Sachs
International	AUD 1.10	8/2018	1,070,000		2,671
Put Options - .0%
Canadian Dollar,
Contracts 820,000 Goldman Sachs
International	1.28	6/2018	820,000		7,449
Mexican Peso,
Contracts 820,000 Citigroup	18.15	6/2018	820,000		4,763
Norwegian Krone Cross Currency,
Contracts 705,000 Citigroup	EUR 9.35	7/2018	705,000		1,384
Russian Ruble,
Contracts 825,000 JP Morgan Chase
Bank	57.00	6/2018	825,000		73
South African Rand,
Contracts 1,655,000 JP Morgan Chase
Bank	11.45	5/2018	1,655,000		4
South Korean Won,
Contracts 820,000 Barclays Bank	1,055	6/2018	820,000		4,598
Swedish Krona Cross Currency,
Contracts 670,000 JP Morgan Chase
Bank	EUR 10.00	6/2018	670,000		17
Swedish Krona Cross Currency,
Contracts 700,000 UBS	EUR 9.60	7/2018	700,000		16
					18,304
Total Options Purchased
(cost $86,863)					20,975
	Yield at
	Date of	Maturity	Principal
Description	Purchase (%)	Date	Amount ($)		Value ($)
Short-Term Investments - .5%
U.S. Treasury Bills
(cost $2,598,521)	1.70	8/2/18	2,610,000	[l,m]	2,597,711
	Coupon
Description	Rate (%)		Shares		Value ($)
Other Investment - 1.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $10,145,266)	1.71		10,145,266	[n]	10,145,266
Investment of Cash Collateral for Securities Loaned - 4.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $22,642,814)	1.67		22,642,814	[n]	22,642,814
Total Investments (cost $565,637,726)			103.7%		557,364,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Liabilities, Less Cash and Receivables	(3.7%)	(20,126,849)
Net Assets	100.0%	537,237,612

BADLAR—Buenos Aires Interbank Offer Rate
GO—General Obligation
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit

ARS—Argentine Peso
AUD—Australian Dollar
EUR—Euro
JPY—Japanese Yen
MXN—Mexican Peso
RUB—Russian Ruble
TRY—Turkish Lira
UYU—Uruguayan Peso

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $63,583,991 or 11.84% of net assets.

[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]

Security, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $46,506,599 and the value of the collateral held by the fund was $47,620,747, consisting of cash collateral of $22,642,814 and U.S. Government & Agency securities valued at $24,977,933.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
[f]	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
[g]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[h]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[i]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[j]	Purchased on a forward commitment basis.
[k]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[l]	Held by a counterparty for open exchange traded derivative contracts.
[m]	Security is a discount security. Income is recognized through the accretion of discount.
[n]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2018 (Unaudited)

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	23,607,294	-	23,607,294
Commercial Mortgage-Backed	-	9,500,527	-	9,500,527
Corporate Bonds†	-	187,401,799	- 187,401,799
Foreign Government	-	78,827,192	-	78,827,192
Municipal Bonds†	-	11,238,075	-	11,238,075
Registered Investment
Companies	32,788,080	-	-	32,788,080
Residential Mortgage-Backed	-	41,625	-	41,625
U.S. Government
Agencies/Mortgage-Backed	-	118,370,329	- 118,370,329
U.S. Treasury	-	95,568,565	-	95,568,565
Other Financial Instruments:
Futures††	327,039	-	-	327,039
Forward Foreign Currency
Exchange Contracts††	-	1,661,214	-	1,661,214
Options Purchased	-	20,975	-	20,975
Swaps††	-	26,791	-	26,791
Liabilities($)
Other Financial Instruments:
Futures††	(582,623)	-	-	(582,623)
Forward Foreign Currency
Exchange Contracts††	-	(718,732)	-	(718,732)
Options Written	-	(125,950)	-	(125,950)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Intermediate Term Income Fund
April 30, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Euro 30 Year Bond	6	6/2018	1,155,511 [a]	1,184,944	29,433
Euro BTP Italian
Government Bond	21	6/2018	3,424,076 [a]	3,525,233	101,157
U.S. Treasury 2 Year
Notes	324	6/2018	68,896,165	68,703,187	(192,978)
U.S. Treasury 5 Year
Notes	113	6/2018	12,806,161	12,826,383	20,222
Futures Short
Canadian 10 year Bond	70	6/2018	(7,195,754)[a]	(7,166,556)	29,198
Euro-Bobl	335	6/2018	(52,711,885)[a]	(52,995,447)	(283,562)
Euro-Bond	55	6/2018	(10,440,588)[a]	(10,543,178)	(102,590)
Japanese 10 Year Bond	22	6/2018	(30,339,429)[a]	(30,315,404)	24,025
Long Gilt	39	6/2018	(6,560,848)[a]	(6,564,341)	(3,493)
Ultra 10 Year U. S.
Treasury Notes	88	6/2018	(11,377,379)	(11,254,375)	123,004
Gross Unrealized Appreciation					327,039
Gross Unrealized Depreciation					(582,623)

[a]	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Intermediate Term Income Fund
April 30, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount [a]		Value ($)
Call Options:
Canadian Dollar,	Goldman Sachs
June 2018 @ CAD 1.32	International	820,000	820,000		(1,676)
Mexican Peso,
June 2018 @ MXN 19.65	Citigroup	820,000	820,000		(5,896)
Norwegian Krone Cross Currency,
July 2018 @ NOK 9.97	Citigroup	705,000	705,000	EUR	(4,111)
Polish Zloty Cross Currency,	JP Morgan Chase
June 2018 @ PLN 4.33	Bank	670,000	670,000	EUR	(1,600)
Russian Ruble,	JP Morgan Chase
June 2018 @ RUB 61	Bank	825,000	825,000		(34,441)
South African Rand,	JP Morgan Chase
May 2018 @ ZAR 12.15	Bank	1,655,000	1,655,000		(4,319)
South Korean Won,
June 2018 @ KRW 1,100	Barclays Bank	820,000	820,000		(2,997)
Swedish Krona Cross Currency,	JP Morgan Chase
June 2018 @ SEK 10.35	Bank	670,000	670,000	EUR	(18,485)
Swedish Krona Cross Currency,
July 2018 @ SEK 10	UBS	700,000	700,000	EUR	(46,384)
Put Options:
New Zealand Dollar Cross
Currency,	Goldman Sachs
August 2018 @ NZD 1.06	International	1,070,000	1,070,000	AUD	(6,041)
Total Options Written
(premiums received $85,219)					(125,950)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Intermediate Term Income Fund
April 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
United States
Dollar	1,266,354	Thai Baht	39,395,000	6/26/18	16,071
Barclays Bank
		United States
Czech Koruna	20,890,000	Dollar	1,019,260	6/26/18	(30,446)
		United States
Malaysian Ringgit	4,180,000	Dollar	1,068,359	7/23/18	(5,330)
United States
Dollar	1,019,261	Euro	823,625	6/26/18	20,168
United States		South Korean
Dollar	428,014	Won	451,161,000	6/26/18	4,871
United States
Dollar	3,994,251	Taiwan Dollar	115,330,000	6/26/18	80,275
Citigroup
		United States
Colombian Peso	2,873,509,925	Dollar	1,027,721	6/26/18	(5,681)
		United States
Swedish Krona	27,625,000	Dollar	3,291,786	5/31/18	(129,431)
United States
Dollar	952,493	Argentine Peso	20,090,000	6/4/18	6,191
United States
Dollar	18,228,135	Euro	14,670,000	5/31/18	470,686
United States
Dollar	1,669,577	Israeli Shekel	5,880,000	6/26/18	30,128
United States		Mexican New
Dollar	5,799,976	Peso	107,060,000	6/26/18	127,389
United States
Dollar	1,170,407	Turkish Lira	4,780,000	6/26/18	14,493
United States		South African
Dollar	2,068,850	Rand	24,850,000	6/26/18	90,417
Goldman Sachs International
		United States
British Pound	1,170,000	Dollar	1,674,387	5/31/18	(61,222)
HSBC
		United States
Argentine Peso	35,080,000	Dollar	1,688,162	6/4/18	(35,783)
		United States
Japanese Yen	249,530,000	Dollar	2,335,057	5/31/18	(47,588)
United States
Dollar	30,108,223	Japanese Yen	3,217,440,000	5/31/18	613,600
JP Morgan Chase Bank
		United States
Argentine Peso	50,510,000	Dollar	2,382,547	6/4/18	(3,367)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
JP Morgan Chase Bank (continued)
Indonesian		United States
Rupiah	24,893,095,000	Dollar	1,800,899	6/26/18	(23,113)
		United States
Indian Rupee	30,557,000	Dollar	464,675	6/26/18	(9,636)
		United States
Russian Ruble	50,000,000	Dollar	862,034	6/26/18	(73,469)
		United States
Singapore Dollar	2,190,000	Dollar	1,671,131	6/26/18	(17,391)
		United States
Taiwan Dollar	19,890,000	Dollar	684,446	6/26/18	(9,435)
United States
Dollar	2,956,594	Argentine Peso	62,710,000	6/4/18	2,755
United States		Hong Kong
Dollar	1,922,197	Dollars	14,950,000	1/8/19	8,343
United States		Hong Kong
Dollar	1,374,950	Dollars	10,710,000	4/10/19	2,470
United States
Dollar	1,729,640	Hungarian Forint	438,230,000	6/26/18	36,455
United States
Dollar	2,486,462	Philippine Peso	130,650,000	6/26/18	(30,906)
United States
Dollar	1,429,394	Romanian Leu	5,410,000	6/26/18	27,676
UBS
		United States
Australian Dollar	1,050,000	Dollar	817,336	5/31/18	(26,800)
		United States
Czech Koruna	83,445,000	Dollar	4,071,431	6/26/18	(121,617)
		United States
Malaysian Ringgit	4,040,000	Dollar	1,040,835	6/26/18	(12,976)
		United States
Malaysian Ringgit	1,575,000	Dollar	402,774	7/23/18	(2,231)
		United States
Norwegian Krone	19,255,000	Dollar	2,475,123	5/31/18	(72,310)
United States
Dollar	4,071,431	Euro	3,293,015	6/26/18	76,860
United States		New Zealand
Dollar	820,300	Dollar	1,120,000	5/31/18	32,366
Gross Unrealized Appreciation					1,661,214
Gross Unrealized Depreciation					(718,732)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Intermediate Term Income Fund
April 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Notional	Currency/	(Pay) Receive		Unrealized
Amount†	Floating Rate	Fixed Rate (%)	Expiration	Appreciation ($)
	HUF - 6 Month
254,850,000	BUBOR	(1.83)	1/26/2028	11,378
	HUF - 6 Month
254,850,000	BUBOR	(1.86)	1/26/2028	8,637
	HUF - 6 Month
321,800,000	BUBOR	(1.90)	1/29/2028	6,776
Gross Unrealized Appreciation				26,791

BUBOR—Budapest Interbank Offered Rate
HUF—Hungarian Forint
† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another

NOTES

nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at April 30, 2018 are set forth in the Statement of Swap Agreements.

At April 30, 2018, accumulated net unrealized depreciation on investments was $8,313,996, consisting of $5,040,478 gross unrealized appreciation and $13,354,474 gross unrealized depreciation.

NOTES

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.3%
Asset-Backed Certificates - 1.7%
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/22	420,000	[b]	415,273
Starwood Waypoint Homes 2017-1 Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	2.85	10/17/19	772,179	[b,c]	775,769
Towd Point Mortgage Trust,
Ser. 2017-2, Cl. A1	2.75	4/25/57	806,171	[b]	795,357
Tricon American Homes,
Ser. 2017-SFR2, Cl. A	2.93	1/17/36	485,000	[b]	468,351
					2,454,750
Asset-Backed Ctfs./Auto Receivables - 2.1%
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/23	340,000		332,234
Countrywide Asset-Backed Certificates,
Ser. 2004-6, Cl. 2A5, 1 Month LIBOR +
.78%	2.65	11/25/34	575,075	[c]	571,866
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/23	350,000	[b]	346,282
OSCAR US Funding Trust VII,
Ser. 2017-1A, Cl. A4	3.30	5/10/24	820,000	[b]	811,738
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/21	150,000	[b]	147,571
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/24	190,000	[b]	187,432
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4	3.50	5/12/25	760,000	[b]	761,607
					3,158,730
Commercial Mortgage Pass-Through Ctfs. - .4%
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	580,000		570,613
Consumer Discretionary - 3.6%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	1,115,000		1,095,076
AMC Networks,
Gtd. Notes	4.75	8/1/25	120,000		113,712
Charter Communications Operating,
Sr. Scd. Notes	4.46	7/23/22	380,000		387,683
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		671,492
Cox Communications,
Sr. Unscd. Notes	3.15	8/15/24	355,000	[b]	337,570

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.3% (continued)
Consumer Discretionary - 3.6% (continued)
Dollar Tree,
Sr. Unscd. Notes	3.70		5/15/23	520,000		515,586
Sky,
Gtd. Notes	2.63		9/16/19	1,220,000	[b,d]	1,213,562
Time Warner,
Gtd. Notes	2.10		6/1/19	900,000		892,107
Vrio Finco 1,
Sr. Scd. Notes	6.25		4/4/23	200,000	[b]	202,000
						5,428,788
Consumer Staples - 2.4%
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65		2/1/26	915,000		894,821
Kraft Heinz Foods,
Gtd. Notes	2.80		7/2/20	575,000		571,089
Newell Brands,
Sr. Unscd. Notes	3.15		4/1/21	500,000		495,082
Pernod Ricard,
Sr. Unscd. Notes	4.45		1/15/22	380,000	[b]	393,244
Post Holdings,
Gtd. Notes	5.50		3/1/25	375,000	[b]	369,375
Reynolds American,
Gtd. Notes	8.13		6/23/19	800,000		845,206
						3,568,817
Energy - 2.9%
Andeavor Logistics,
Gtd. Notes	3.50		12/1/22	155,000		152,601
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13		6/30/27	375,000		367,031
Concho Resources,
Gtd. Notes	3.75		10/1/27	215,000		206,023
Energy Transfer Partners,
Gtd. Notes	4.15		10/1/20	775,000		785,521
Energy Transfer Partners,
Gtd. Notes	5.20		2/1/22	385,000		400,301
EQT,
Sr. Unscd. Notes	8.13		6/1/19	215,000		226,281
EQT,
Sr. Unscd. Notes	3.00		10/1/22	395,000		382,120
Gaz Capital SA,
Sr. Unscd Loans	EUR	3.39	3/20/20	300,000		374,906
Genesis Energy,
Gtd. Notes	6.75		8/1/22	360,000		367,200
Kazmunaygas National,
Sr. Unscd. Notes	4.75		4/24/25	200,000	[b]	199,870
Kinder Morgan Energy Partner,
Gtd. Notes	4.15		2/1/24	600,000		597,881

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.3% (continued)
Energy - 2.9% (continued)
Petrobras Global Finance,
Gtd. Notes	EUR	5.88	3/7/22	250,000		348,645
						4,408,380
Financials - 11.4%
ABN AMRO Bank,
Sub. Notes	6.25		4/27/22	700,000		758,991
AerCap Ireland Capital,
Gtd. Notes	3.50		5/26/22	350,000		344,005
American Express,
Sr. Unscd. Notes	3.40		2/27/23	810,000		804,291
American International Group,
Sr. Unscd. Notes	6.40		12/15/20	425,000		458,013
Bank of America,
Sr. Unscd. Bond	2.15		11/9/20	550,000		537,126
Bank of America,
Sr. Unscd. Notes	2.63		4/19/21	960,000		943,972
Bank of America,
Sr. Unscd. Notes	2.74		1/23/22	390,000		383,664
Bank of America,
Sr. Unscd. Notes	2.50		10/21/22	165,000		157,841
Bank of America,
Sr. Unscd. Notes	3.00		12/20/23	469,000	[b]	455,145
Bank of America,
Sr. Unscd. Notes, 3 Month LIBOR +
1.04%	3.39		1/15/19	1,335,000	[c]	1,344,406
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60		1/15/19	79,000		78,994
Barclays,
Sr. Unscd. Notes	4.38		1/12/26	480,000		475,656
Capital One Financial,
Sr. Unscd. Notes	3.05		3/9/22	950,000		929,762
Citizens Financial Group,
Sr. Unscd. Notes	2.38		7/28/21	975,000		943,578
Discover Financial Services,
Sr. Unscd. Notes	5.20		4/27/22	575,000		599,925
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR
+ .83%	2.90		3/12/19	855,000	[c]	858,006
Goldman Sachs Group,
Sr. Unscd. Notes	2.55		10/23/19	240,000		238,999
Goldman Sachs Group,
Sr. Unscd. Notes	3.20		2/23/23	390,000		381,642
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.10%	2.94		11/15/18	1,295,000	[c]	1,301,250
HSBC Holdings,
Sr. Unscd. Notes	2.65		1/5/22	1,080,000		1,048,517

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.3% (continued)
Financials - 11.4% (continued)
ING Groep,
Sr. Unscd. Notes		3.15	3/29/22	660,000		651,450
KeyBank,
Sr. Unscd. Bond		2.50	11/22/21	265,000		259,113
Lloyds Banking Group,
Sr. Unscd. Notes		3.10	7/6/21	725,000		720,107
Morgan Stanley,
Sr. Unscd. Notes, 3 Month LIBOR +
1.18%		3.54	1/20/22	900,000	[c]	913,930
PNC Financial Services,
Sr. Unscd. Notes		3.30	3/8/22	235,000		234,149
Quicken Loans,
Gtd. Notes		5.75	5/1/25	500,000	[b]	492,500
Wells Fargo & Co.,
Sr. Unscd Notes		2.60	7/22/20	860,000		851,250
						17,166,282
Foreign/Governmental - 10.7%
Argentine Government,
Sr. Unscd. Bonds	ARS	4.00	3/6/20	18,100,000		918,411
Argentine Government,
Unscd. Bonds	ARS	3.75	2/8/19	3,015,000		154,645
Argentine Government,
Unscd. Bonds	EUR	5.25	1/15/28	375,000		441,528
Buenos Aires Province,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	27.50	5/31/22	7,000,000	[c]	356,568
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	375,000		402,106
Greek Government,
Bonds	EUR	4.38	8/1/22	300,000	[b]	386,441
Ivory Coast Government,
Sr. Unscd. Notes		5.38	7/23/24	600,000	[d]	588,960
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	162,000,000	[e]	1,565,378
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	582,200,000	[e]	5,656,432
Kenyan Government,
Sr. Unscd. Notes		7.25	2/28/28	200,000	[b]	206,907
Mexican Government,
Bonds, Ser. M	MXN	5.75	3/5/26	8,570,000		412,923
Mexican Government,
Sr. Unscd. Notes		4.15	3/28/27	750,000	[d]	740,250
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	200,000	[b]	201,840
Qatari Government,
Sr. Unscd. Notes		3.88	4/23/23	430,000	[b]	428,885
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	22,400,000		359,899

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.3% (continued)
Foreign/Governmental - 10.7% (continued)
Senegalese Government,
Bonds		6.25	7/30/24	200,000		205,762
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	310,000	[b]	371,993
Spanish Government,
Unscd. Bonds	EUR	1.50	4/30/27	300,000	[b]	373,480
Sri Lanka Government,
Sr. Unscd. Notes		5.75	4/18/23	200,000	[b]	198,985
Turkish Government,
Sr. Unscd. Notes		3.25	3/23/23	200,000	[d]	184,884
Turkish Government,
Unscd. Bonds	TRY	11.00	2/24/27	2,965,000		683,203
Ukrainian Government,
Sr. Unscd. Bonds		7.75	9/1/21	700,000		724,409
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	14,140,000	[b]	476,593
						16,040,482
Health Care - 6.4%
Abbott Laboratories,
Sr. Unscd. Notes		2.90	11/30/21	760,000		750,796
Amgen,
Sr. Unscd. Notes		2.65	5/11/22	985,000		955,743
CVS Health,
Sr. Unscd. Notes		2.13	6/1/21	415,000		400,692
CVS Health,
Sr. Unscd. Notes		3.70	3/9/23	655,000		653,201
Gilead Sciences,
Sr. Unscd. Notes		2.55	9/1/20	1,085,000		1,077,084
HCA,
Gtd. Notes		5.38	2/1/25	500,000		498,750
Medtronic,
Gtd. Notes		2.50	3/15/20	1,190,000		1,183,027
Mylan,
Gtd. Notes		3.15	6/15/21	490,000		481,272
Shire Acquisitions Investments,
Gtd. Notes		2.40	9/23/21	1,150,000		1,103,858
Teva Pharmaceutical Finance
Netherlands III,
Gtd. Notes		3.15	10/1/26	470,000		374,901
UnitedHealth Group,
Sr. Unscd. Bonds		2.13	3/15/21	960,000		934,598
Zimmer Biomet Holdings,
Sr. Unscd. Notes		2.70	4/1/20	1,250,000		1,238,632
						9,652,554
Industrials - 3.0%
Boeing,
Sr. Unscd. Notes		2.13	3/1/22	1,225,000		1,184,772

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.3% (continued)
Industrials - 3.0% (continued)
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	1,500,000		1,486,875
General Electric,
Sr. Unscd. Notes, 3 Month LIBOR + .51%	2.86	1/14/19	1,195,000	[c]	1,196,783
United Rentals North America,
Gtd. Notes	5.75	11/15/24	370,000		384,338
Waste Management,
Gtd. Notes	4.60	3/1/21	205,000		212,547
					4,465,315
Information Technology - 1.6%
Alibaba Group Holding,
Sr. Unscd. Notes	2.80	6/6/23	250,000		240,309
Amazon. com,
Sr. Unscd. Notes	2.40	2/22/23	410,000	[b]	392,857
Dell International ,
Sr. Scd. Notes	5.45	6/15/23	400,000	[b]	421,051
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	240,000		246,860
Tencent Holdings,
Sr. Unscd. Notes	2.99	1/19/23	775,000		750,617
Zayo Group,
Gtd. Notes	5.75	1/15/27	380,000	[b]	378,100
					2,429,794
Materials - .6%
Ardagh Packaging Finance Holdings,
Gtd. Notes	6.00	2/15/25	375,000	[b]	380,156
Chemours,
Gtd. Notes	5.38	5/15/27	70,000		69,475
Glencore Funding,
Gtd. Notes	3.00	10/27/22	190,000	[b]	181,868
Huntsman International,
Gtd. Notes	4.88	11/15/20	245,000		250,513
					882,012
Municipal Bonds - .7%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	1,055,000		1,077,493
Real Estate - 1.2%
Alexandria Real Estate Equities,
Gtd. Notes	4.60	4/1/22	430,000		444,772
Simon Property Group,
Sr. Unscd. Notes	2.50	9/1/20	485,000		478,626
Ventas Realty,
Gtd. Notes	3.10	1/15/23	440,000		427,955
Welltower,
Sr. Unscd. Notes	5.25	1/15/22	441,000		462,243

1,813,596

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.3% (continued)
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	29,375		29,665
Telecommunications - 1.0%
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	525,000		534,009
AT&T,
Sr. Unscd. Notes	3.20	3/1/22	250,000		247,401
GTH Finance,
Gtd. Notes	6.25	4/26/20	410,000		417,142
Sprint Spectrum,
Sr. Scd. Notes	4.74	9/20/29	325,000	[b]	329,063
					1,527,615
U. S. Government Agencies Mortgage-Backed - .0%
Federal National Mortgage Association:
Gtd. Pass-Through Ctfs., REMIC, Ser.
2003-49, Cl. JE, 3.00%, 4/25/33			20,395	[f]	20,326
Government National Mortgage Association II:
7.00%, 12/20/30-4/20/31			4,731		5,390
7.50%, 11/20/29-12/20/30			4,707		5,393
					31,109
U. S. Government Securities - 45.0%
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .05%	1.89	10/31/19	4,750,000	[c]	4,753,734
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .06%	1.90	7/31/19	970,000	[c]	971,306
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-Bill FLAT	1.84	1/31/20	12,270,000	[c]	12,269,463
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	2,064,028	[d,g]	2,046,411
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	2,885,708	[g]	2,793,128
U.S. Treasury Notes	1.00	5/31/18	1,500,000		1,499,177
U.S. Treasury Notes	0.63	6/30/18	7,740,000	[d]	7,725,868
U.S. Treasury Notes	2.25	2/29/20	9,535,000		9,497,568
U.S. Treasury Notes	2.25	3/31/20	9,070,000	[d]	9,031,027
U.S. Treasury Notes	2.38	4/15/21	17,265,000		17,145,628
					67,733,310
Utilities - 1.6%
Berkshire Hathaway Energy,
Sr. Unscd. Notes	2.80	1/15/23	289,000	[b]	280,846
Dominion Resources,
Sr. Unscd. Notes, Ser. C	2.00	8/15/21	1,280,000		1,218,364

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 96.3% (continued)
Utilities - 1.6% (continued)
Eversource Energy,
Sr. Unscd. Bonds, Ser. K		2.75	3/15/22	465,000		453,148
Exelon,
Jr. Sub. Notes		3.50	6/1/22	500,000		492,553
						2,444,911
Total Bonds and Notes
(cost $146,358,967)						144,884,216
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty		Price	Date	Amount		Value ($)
Options Purchased - .0%
Call Options - .0%
New Zealand Dollar Cross Currency,
Contracts 295,000 Goldman Sachs
International	AUD	1.10	8/2018	295,000		736
Put Options - .0%
Canadian Dollar,
Contracts 230,000 Goldman Sachs
International		1.28	6/2018	230,000		2,089
Mexican Peso,
Contracts 230,000 Citigroup		18.15	6/2018	230,000		1,336
Norwegian Krone Cross Currency,
Contracts 190,000 Citigroup	EUR	9.35	7/2018	190,000		373
Russian Ruble,
Contracts 230,000 JP Morgan Chase
Bank		57.00	6/2018	230,000		20
South African Rand,
Contracts 460,000 JP Morgan Chase
Bank		11.45	5/2018	460,000		1
South Korean Won,
Contracts 230,000 Barclays Bank		1,055	6/2018	230,000		1,290
Swedish Krona Cross Currency,
Contracts 190,000 JP Morgan Chase
Bank	EUR	10.00	6/2018	190,000		5
Swedish Krona Cross Currency,
Contracts 190,000 UBS	EUR	9.60	7/2018	190,000		4
						5,118
Total Options Purchased
(cost $24,112)						5,854
		Coupon	Maturity	Principal
	Rate (%)		Date	Amount ($)[a]		Value ($)
Short-Term Investments - 1.1%
Nigerian Government,
Treasury Bills, Ser. 364D	NGN	0.00	9/13/18	289,063,000	[h]	772,232
Nigerian Government,
Treasury Bills, Ser. 364D	NGN	0.00	9/20/18	152,085,000	[h]	405,446
U.S. Treasury Bills		1.75	8/2/18	450,000	[h,i]	447,881
Total Short-Term Investments
(cost $1,616,840)						1,625,559

	Coupon
Description	Rate (%)	Shares	Value ($)
Other Investment - 6.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $10,059,357)	1.71	10,059,357 [j]	10,059,357
Investment of Cash Collateral for Securities Loaned - 1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $2,654,129)	1.67	2,654,129 [j]	2,654,129
Total Investments (cost $160,713,405)		105.8%	159,229,115
Liabilities, Less Cash and Receivables		(5.8%)	(8,734,262)
Net Assets		100.0%	150,494,853

BADLAR—Buenos Aires Interbank Offer Rate
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit

ARS—Argentine Peso
AUD—Australian Dollar
EUR—Euro
JPY—Japanese Yen
MXN—Mexican Peso
RUB—Russian Ruble
TRY—Turkish Lira
UYU—Uruguayan Peso

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $13,381,711 or 8.89% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d

Security, or portion thereof, on loan. At April 30, 2018, the value of the fund’s securities on loan was $13,659,844 and the value of the collateral held by the fund was $14,156,579, consisting of cash collateral of $2,654,129 and U.S. Government & Agency securities valued at $11,502,450.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Security is a discount security. Income is recognized through the accretion of discount.
i	Held by a counterparty for open exchange traded derivative contracts.
j	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
April 30, 2018 (Unaudited)

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Didn’t	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	5,613,480	-	5,613,480
Commercial Mortgage-Backed	-	570,613	-	513,613
Corporate Bonds†	-	53,788,064	-	53,788,064
Foreign Government	-	17,218,160	-	17,218,160
Municipal Bonds†	-	1,077,493	-	1,077,493
Registered Investment
Companies	12,713,486	-	-	12,713,486
Residential Mortgage-Backed	-	29,665	-	29,665
U.S. Government
Agencies/Mortgage-Backed	-	31,109	-	31,109
U.S. Treasury	-	68,181,191	-	68,181,191
Other Financial Instruments:
Futures††	137,907	-	-	137,907
Forward Foreign Currency
Exchange Contracts††	-	318,333	-	318,333
Options Purchased	-	5,854	-	5,854
Swaps††	-	7,127	-	7,127
Liabilities($)
Other Financial Instruments:
Futures††	(102,520)	-	-	(102,520)
Forward Foreign Currency
Exchange Contracts††	-	(181,001)	-	(181,001)
Options Written	-	(34,827)	-	(34,827)
Swaps††	-	(9,691)	-	(9,691)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Short Term Income Fund
April 30, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Euro BTP Italian
Government Bond	3	6/2018	489,154 [a]	503,605	14,451
Euro-Bond	15	6/2018	2,839,023 [a]	2,875,412	36,389
U.S. Treasury 2 Year
Notes	63	6/2018	13,388,313	13,358,953	(29,360)
U.S. Treasury 5 Year
Notes	187	6/2018	21,263,013	21,225,961	(37,052)
Futures Short
Canadian 10 year Bond	20	6/2018	(2,055,950)[a]	(2,047,587)	8,363
Euro-Bobl	23	6/2018	(3,620,890)[a]	(3,638,493)	(17,603)
Euro-Schatz	132	6/2018	(17,821,078)[a]	(17,839,583)	(18,505)
Japanese 10 Year Bond	6	6/2018	(8,274,390)[a]	(8,267,838)	6,552
U.S. Treasury 10 Year
Notes	121	6/2018	(14,546,777)	(14,474,625)	72,152
Gross Unrealized Appreciation					137,907
Gross Unrealized Depreciation					(102,520)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Short Term Income Fund
April 30, 2018 (Unaudited)

Description/ Expiration Date/		Number of	Notional
Exercise Price	Counterparty	Contracts	Amount [a]		Value ($)
Call Options:
South Korean Won,
June 2018 @ KRW 1,100	Barclays Bank	230,000	230,000		(841)
Canadian Dollar,	Goldman Sachs
June 2018 @ CAD 1.32	International	230,000	230,000		(470)
Mexican Peso,
June 2018 @ MXN 19.65	Citigroup	230,000	230,000		(1,654)
Norwegian Krone Cross Currency,
July 2018 @ NOK 9.97	Citigroup	190,000	190,000	EUR	(1,108)
Polish Zloty Cross Currency,	JP Morgan Chase
June 2018 @ PLN 4.33	Bank	190,000	190,000	EUR	(454)
Russian Ruble,	JP Morgan Chase
June 2018 @ RUB 61	Bank	230,000	230,000		(9,602)
South African Rand,	JP Morgan Chase
May 2018 @ ZAR 12.15	Bank	460,000	460,000		(1,200)
Swedish Krona Cross Currency,	JP Morgan Chase
June 2018 @ SEK 10.35	Bank	190,000	190,000	EUR	(5,242)
Swedish Krona Cross Currency,
July 2018 @ SEK 10	UBS	190,000	190,000	EUR	(12,590)
Put Options:
New Zealand Dollar Cross
Currency,	Goldman Sachs
August 2018 @ NZD 1.06	International	295,000	295,000	AUD	(1,666)
Total Options Written
(premiums received $23,666)					(34,827)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Short Term Income Fund
April 30, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
United States
Dollar	313,253	Thai Baht	9,745,000	6/26/18	3,975
Barclays Bank
		United States
Malaysian Ringgit	1,250,000	Dollar	319,486	7/23/18	(1,595)
United States		South Korean
Dollar	118,426	Won	124,830,000	6/26/18	1,348
United States
Dollar	1,000,901	Taiwan Dollar	28,900,000	6/26/18	20,116
Citigroup
		United States
Colombian Peso	725,810,000	Dollar	259,589	6/26/18	(1,435)
		United States
Swedish Krona	8,185,000	Dollar	975,322	5/31/18	(38,349)
United States
Dollar	247,487	Argentine Peso	5,220,000	6/4/18	1,609
United States
Dollar	1,789,265	Euro	1,440,000	5/31/18	46,202
United States
Dollar	462,825	Israeli Shekel	1,630,000	6/26/18	8,352
United States		Mexican New
Dollar	407,938	Peso	7,530,000	6/26/18	8,960
United States
Dollar	308,517	Turkish Lira	1,260,000	6/26/18	3,820
United States		South African
Dollar	611,913	Rand	7,350,000	6/26/18	26,743
Goldman Sachs International
		United States
British Pound	370,000	Dollar	529,507	5/31/18	(19,361)
HSBC
		United States
Argentine Peso	3,880,000	Dollar	186,718	6/4/18	(3,958)
United States
Dollar	1,130,260	Euro	930,000	5/31/18	4,532
United States
Dollar	6,695,193	Japanese Yen	715,465,000	5/31/18	136,447
JP Morgan Chase Bank
		United States
Argentine Peso	4,220,000	Dollar	199,056	6/4/18	(281)
Indonesian		United States
Rupiah	6,524,000,000	Dollar	471,981	6/26/18	(6,058)
		United States
Indian Rupee	7,675,000	Dollar	116,712	6/26/18	(2,420)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
JP Morgan Chase Bank (continued)
		United States
Russian Ruble	13,500,000	Dollar	232,750	6/26/18	(19,837)
		United States
Singapore Dollar	610,000	Dollar	465,475	6/26/18	(4,844)
		United States
Taiwan Dollar	2,350,000	Dollar	80,867	6/26/18	(1,115)
United States		Hong Kong
Dollar	304,723	Dollars	2,370,000	1/8/19	1,323
United States		Hong Kong
Dollar	444,195	Dollars	3,460,000	4/10/19	798
United States
Dollar	474,454	Hungarian Forint	120,210,000	6/26/18	10,000
United States
Dollar	688,369	Philippine Peso	36,170,000	6/26/18	(8,556)
United States
Dollar	383,109	Romanian Leu	1,450,000	6/26/18	7,418
United States
Dollar	37,307	Thai Baht	1,160,000	6/26/18	492
Morgan Stanley Capital Services
United States		Hong Kong
Dollar	178,721	Dollars	1,390,000	1/8/19	777
UBS
		United States
Australian Dollar	290,000	Dollar	225,740	5/31/18	(7,402)
		United States
Czech Koruna	28,730,000	Dollar	1,401,789	6/26/18	(41,873)
		United States
Malaysian Ringgit	980,000	Dollar	252,480	6/26/18	(3,148)
		United States
Malaysian Ringgit	480,000	Dollar	122,729	7/23/18	(659)
		United States
Norwegian Krone	5,355,000	Dollar	688,355	5/31/18	(20,110)
United States
Dollar	1,401,789	Euro	1,133,781	6/26/18	26,463
United States		New Zealand
Dollar	227,047	Dollar	310,000	5/31/18	8,958
Gross Unrealized Appreciation					318,333
Gross Unrealized Depreciation					(181,001)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Short Term Income Fund
April 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
				Unrealized
Notional	Currency/	(Pay) Receive		Appreciation
Amount†	Floating Rate	Fixed Rate (%)	Expiration	(Depreciation) ($)
	GBP - 6 Month
2,300,000	Libor	(1.41)	4/5/2023	(9,691)
	HUF - 6 Month
67,800,000	BUBOR	(1.83)	1/26/2028	3,027
	HUF - 6 Month
67,800,000	BUBOR	(1.86)	1/26/2028	2,298
	HUF - 6 Month
85,600,000	BUBOR	(1.90)	1/29/2028	1,802
Gross Unrealized Appreciation				7,127
Gross Unrealized Depreciation				(9,691)

BUBOR—Budapest Interbank Offered Rate
GBP—British Pound
HUF—Hungarian Forint
† Clearing House-Chicago Mercantile Exchange or LCH (Clearing)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another

NOTES

nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at April 30, 2018 are set forth in the Statement of Swap Agreements.

At April 30, 2018, accumulated net unrealized depreciation on investments was $1,495,451, consisting of $395,944 gross unrealized appreciation and $1,891,395 gross unrealized depreciation.

NOTES

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)